Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016
Income Tax Disclosure [Abstract]
(Benefit from) provision for income taxes	$ (11,000)	$ (80,000)	$ 854,000	$ 278,000
Income (loss) before income taxes	292,000	$ 2,088,000	1,401,000	$ 197,000
Liabilities for uncertain tax positions	2,300,000		2,300,000		$ 2,300,000
Accrued interest or penalties related to uncertain tax positions	$ 0		$ 0		$ 0